Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 53.3%
U.S. Treasury - 50.8%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 1,861,800	$ 1,185,661
1.88%, 02/15/2051	2,132,800	1,218,279
2.00%, 02/15/2050	1,745,800	1,044,002
2.25%, 02/15/2052	650,900	403,736
2.38%, 02/15/2042 - 11/15/2049	4,099,000	2,894,424
2.50%, 02/15/2045 - 05/15/2046	1,692,200	1,202,153
2.88%, 05/15/2043 - 05/15/2052	2,718,200	2,007,449
3.00%, 11/15/2045 - 02/15/2048	2,252,000	1,714,367
3.38%, 08/15/2042 - 11/15/2048	1,328,000	1,084,833
3.63%, 08/15/2043	588,000	513,030
4.13%, 08/15/2053	392,200	354,497
4.25%, 08/15/2054	151,500	139,853
4.38%, 08/15/2043	744,600	718,597
4.50%, 02/15/2044 - 11/15/2054	1,311,500	1,277,854
4.63%, 05/15/2044 - 02/15/2055	1,061,000	1,046,752
4.75%, 02/15/2045 - 08/15/2055	4,654,700	4,671,474
4.88%, 08/15/2045	480,000	490,725
5.00%, 05/15/2045	1,318,800	1,369,491
U.S. Treasury Notes
0.63%, 12/31/2027	1,226,000	1,147,603
1.25%, 11/30/2026	978,600	951,268
1.75%, 01/31/2029	1,828,900	1,720,666
1.88%, 02/28/2027 - 02/15/2032	2,620,000	2,416,387
2.38%, 03/31/2029	1,573,600	1,507,828
2.50%, 03/31/2027	751,000	738,327
2.63%, 05/31/2027	2,802,000	2,755,592
2.88%, 05/15/2032	2,199,000	2,067,404
3.13%, 08/31/2027	3,115,000	3,086,162
3.25%, 06/30/2027 - 06/30/2029	3,943,000	3,900,530
3.38%, 09/15/2027	1,821,000	1,812,606
3.50%, 09/30/2026 - 01/31/2028	3,768,600	3,759,116
3.63%, 08/31/2029 - 09/30/2031	1,935,000	1,922,026
3.88%, 10/15/2027 - 04/30/2030	10,843,200	10,905,490
4.00%, 12/15/2027 - 02/15/2034	7,458,200	7,529,139
4.13%, 01/31/2027 - 11/15/2032	15,201,000	15,375,223
4.25%, 02/15/2028 - 08/15/2035	5,084,900	5,148,836
4.50%, 12/31/2031	758,000	784,293
4.63%, 09/30/2028 - 05/31/2031	5,737,000	5,938,123
		96,803,796
U.S. Treasury Inflation-Protected Securities - 2.5%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,374,515	1,899,566
U.S. Treasury Inflation-Protected Indexed Notes
1.75%, 01/15/2034	2,923,548	2,937,161
		4,836,727
Total U.S. Government Obligations (Cost $103,492,200)		101,640,523
U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.9%
Federal Farm Credit Banks Funding Corp.
2.04%, 09/24/2029	10,000,000	9,372,398
4.25%, 02/24/2028	5,000,000	5,061,731
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks
4.75%, 12/10/2032	$ 5,000,000	$ 5,223,320
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19% (A), 09/25/2027	3,973,665	3,916,954
Federal National Mortgage Association
0.88%, 08/05/2030 (B)	8,300,000	7,255,702
1.90%, 01/25/2036	5,000,000	3,893,589
Government National Mortgage Association
4.26% (A), 06/20/2062	207,664	206,004
4.63% (A), 07/20/2061	7,390	7,281
4.70% (A), 10/20/2061	5,959	5,874
Resolution Funding Corp., Principal Only STRIPS
04/15/2030 (B)	5,000,000	4,183,619
SLM Student Loan Trust
3-Month SOFR Average + 0.43%,
4.77% (A), 01/25/2041	1,839,583	1,804,119
Tennessee Valley Authority
4.38%, 08/01/2034 (B)	5,000,000	5,052,707
4.88%, 05/15/2035 - 01/15/2048	10,000,000	9,938,451
5.25%, 02/01/2055	6,000,000	5,980,805
Uniform Mortgage-Backed Security, TBA
3.50%, 10/01/2040 (C)	7,602,000	7,364,245
4.00%, 10/01/2039 (C)	4,991,000	4,908,123
Total U.S. Government Agency Obligations (Cost $76,225,331)		74,174,922
CORPORATE DEBT SECURITIES - 3.6%
Automobiles - 0.6%
Hyundai Capital America
4.90%, 06/23/2028 (D)	675,000	684,562
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (D)	450,000	451,093
		1,135,655
Banks - 0.6%
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031	713,000	659,884
Morgan Stanley
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	414,000	431,199
		1,091,083
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	461,000	466,013
Food Products - 0.3%
Cargill, Inc.
5.13%, 10/11/2032 (D)	511,000	529,243
Health Care Providers & Services - 0.6%
Cigna Group
5.25%, 01/15/2036	487,000	493,206
Transamerica Series Trust

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45%, 06/15/2034 (D)	$ 601,000	$ 617,227
		1,110,433
Internet & Catalog Retail - 0.3%
Alphabet, Inc.
5.30%, 05/15/2065	500,000	497,516
Paper & Forest Products - 0.2%
Georgia-Pacific LLC
4.40%, 06/30/2028 (D)	484,000	488,136
Pharmaceuticals - 0.4%
AbbVie, Inc.
5.05%, 03/15/2034	281,000	289,156
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	500,000	508,220
		797,376
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
6.15%, 01/25/2032 (D)	450,000	480,976
Software - 0.2%
Roper Technologies, Inc.
4.25%, 09/15/2028	362,000	363,691
Total Corporate Debt Securities (Cost $6,845,748)		6,960,122
ASSET-BACKED SECURITIES - 2.4%
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	1,000,000	1,012,054
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1, 5.23%, 12/08/2027	1,100,000	1,102,027
Ford Credit Auto Owner Trust
Series 2020-2, Class A, 1.06%, 04/15/2033 (D)	1,200,000	1,198,469
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/2034 (D)	1,200,000	1,184,888
Total Asset-Backed Securities (Cost $4,456,422)		4,497,438
MORTGAGE-BACKED SECURITIES - 1.1%
COMM Mortgage Trust
Series 2012-CR4, Class A3, 2.85% , 10/15/2045	84,389	81,747
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, 3.67% (A), 09/10/2035 (D)	$ 2,000,000	$ 1,996,221
Total Mortgage-Backed Securities (Cost $2,117,301)		2,077,968
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Vermont - 0.1%
Vermont Student Assistance Corp., Revenue Bonds,
Class A, 1-Month SOFR Average + 0.70%,
5.15% (A), 07/28/2034	116,291	116,250
Total Municipal Government Obligation (Cost $116,291)		116,250

	Shares	Value
OTHER INVESTMENT COMPANY - 7.7%
Securities Lending Collateral - 7.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (E)	14,656,256	14,656,256
Total Other Investment Company (Cost $14,656,256)		14,656,256

	Principal	Value
REPURCHASE AGREEMENTS - 6.5%
Barclays Bank PLC, 4.00% (E), dated 09/30/2025, to be repurchased at $12,201,356 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2034, and with a value of $12,247,766.	$ 12,200,000	12,200,000
Fixed Income Clearing Corp., 1.65% (E), dated 09/30/2025, to be repurchased at $288,161 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $293,931.	288,148	288,148
Total Repurchase Agreements (Cost $12,488,148)		12,488,148
Total Investments (Cost $220,397,697)		216,611,627
Net Other Assets (Liabilities) - (13.6)%		(25,934,052)
Net Assets - 100.0%		$ 190,677,575
Transamerica Series Trust

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	92	12/31/2025	$10,033,233	$10,045,969	$12,736	$—
10-Year U.S. Treasury Notes	10	12/19/2025	1,124,867	1,125,000	133	—
Total					$12,869	$—

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(30)	12/19/2025	$(3,428,461)	$(3,452,344)	$—	$(23,883)
30-Year U.S. Treasury Ultra Bonds	(16)	12/19/2025	(1,866,023)	(1,921,000)	—	(54,977)
Total					$—	$(78,860)
Total Futures Contracts					$12,869	$(78,860)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$101,640,523	$—	$101,640,523
U.S. Government Agency Obligations	—	74,174,922	—	74,174,922
Corporate Debt Securities	—	6,960,122	—	6,960,122
Asset-Backed Securities	—	4,497,438	—	4,497,438
Mortgage-Backed Securities	—	2,077,968	—	2,077,968
Municipal Government Obligation	—	116,250	—	116,250
Other Investment Company	14,656,256	—	—	14,656,256
Repurchase Agreements	—	12,488,148	—	12,488,148
Total Investments	$14,656,256	$201,955,371	$—	$216,611,627
Other Financial Instruments
Futures Contracts (G)	$12,869	$—	$—	$12,869
Total Other Financial Instruments	$12,869	$—	$—	$12,869
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(78,860)	$—	$—	$(78,860)
Total Other Financial Instruments	$(78,860)	$—	$—	$(78,860)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $14,359,555, collateralized by cash collateral of $14,656,256. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $7,630,815, representing 4.0% of the
Portfolio's net assets.

(E)	Rate disclosed reflects the yield at September 30, 2025.
Transamerica Series Trust

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(F)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon U.S. Government Securities VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon U.S. Government Securities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon U.S. Government Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust